SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Convertible note payable, net of debt issuance costs	$ 95,000	$ 52,143
Warrant liabilities, net of debt issuance costs	$ 1,116,171	$ 1,389,643